Cover	Sep. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2023
Current Fiscal Year End Date	--01-29
Entity File Number	001-37495
Entity Registrant Name	Legacy IMBDS, Inc.
Entity Central Index Key	0000870826
Entity Tax Identification Number	41-1673770
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	6740 Shady Oak Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344-3433
City Area Code	952
Local Phone Number	943-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	iMedia Brands, Inc.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IMBIQ
Security Exchange Name	NONE
8.50% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
No Trading Symbol Flag	true
Security Exchange Name	NONE